Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	We generally grant annual equity-based awards during the first half of our fiscal year, although such timing may change from year to year. The compensation committee also may consider and approve interim or mid-year grants, or grants made on another basis, from time to time based on business needs, changing compensation practices or other factors, in the discretion of the compensation committee. The compensation committee does not take into account material nonpublic information in determining the timing and terms of equity-based awards, and we have not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. On April 20, 2026, upon recommendation of the compensation committee, our Board adopted, subject to stockholder approval, the 2026 Incentive Plan. Upon the effectiveness of the 2026 Incentive Plan, if approved, no further awards will be made under the 2016 Incentive Plan, which is scheduled to expire in December 2026.
Award Timing Method	We generally grant annual equity-based awards during the first half of our fiscal year, although such timing may change from year to year. The compensation committee also may consider and approve interim or mid-year grants, or grants made on another basis, from time to time based on business needs, changing compensation practices or other factors, in the discretion of the compensation committee.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The compensation committee does not take into account material nonpublic information in determining the timing and terms of equity-based awards, and we have not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false